Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 3,136,723	$ 3,141,630
Offset	(223,353)	(335,129)
Net	2,913,370	2,806,501
Total on-balance sheet exposure to credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,208,540	2,201,445
Offset	(223,353)	(335,129)
Net	1,985,187	1,866,316
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,045,814	1,037,987
Offset	(22,838)	(27,221)
Net	1,022,976	1,010,766
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	475,234	456,078
Offset	(4,461)	(4,287)
Net	470,773	451,791
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	505,335	517,594
Offset	(16,824)	(21,102)
Net	488,511	496,492
Total on-balance sheet exposure to credit risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	83,136	81,616
Offset	0	0
Net	83,136	81,616
Total on-balance sheet exposure to credit risk | Other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	882,708	774,116
Offset	(12,231)	(14,668)
Net	870,477	759,448
Total on-balance sheet exposure to credit risk | – cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	403,018	304,481
Offset	0	0
Net	403,018	304,481
Total on-balance sheet exposure to credit risk | Items in the course of collection from other banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,136	4,094
Offset	0	0
Net	4,136	4,094
Total on-balance sheet exposure to credit risk | – Hong Kong Government certificates of indebtedness
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	42,578	40,420
Offset	0	0
Net	42,578	40,420
Total on-balance sheet exposure to credit risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	241,648	230,628
Offset	(12,231)	(14,668)
Net	229,417	215,960
Total on-balance sheet exposure to credit risk | Financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	97,302	88,639
Offset	0	0
Net	97,302	88,639
Total on-balance sheet exposure to credit risk | Prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	94,026	105,854
Offset	0	0
Net	94,026	105,854
Total on-balance sheet exposure to credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	196,882	307,726
Offset	(188,284)	(293,240)
Net	8,598	14,486
Total on-balance sheet exposure to credit risk | – non-bank financial institutions | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	65,245	64,315
Offset	(1,553)	(1,832)
Net	63,692	62,483
Off-balance sheet risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	928,183	940,185
Offset	0	0
Net	928,183	940,185
Off-balance sheet risk | – financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	113,088	96,147
Offset	0	0
Net	113,088	96,147
Off-balance sheet risk | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	815,095	844,038
Offset	0	0
Net	$ 815,095	$ 844,038